Commitments and Contingencies	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENCIES

a) Commitments

As of December 31, 2025 and June 30, 2025, the Company did not have commitments contracted but not yet reflected in the consolidated financial statements.

(b) Contingencies

From time to time, the Company is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. As of December 31, 2025 and June 30, 2025, the Company was not involved in any legal or administrative proceedings.